Acquisitions of Businesses (Details) (USD $)							12 Months Ended											9 Months Ended	12 Months Ended
	Feb. 01, 2013	Dec. 31, 2012	Nov. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 31, 2010	Dec. 31, 2011 Cooper [Member]	Sep. 30, 2012 Rolec Comercial e Industrial S.A. [Domain] Electrical Systems and Services [Member]	Dec. 31, 2011 Jeil Hydraulics Co. Ltd. [Member] Hydraulics [Member]	Dec. 31, 2011 Polimer Kaucuk Sanayi ve Pazarlama A.S. [Domain] Hydraulics [Member]	Dec. 31, 2011 Gycom Electrical Low-Voltage Power Distribution, Control and Automation [Domain] Electrical Systems and Services [Member]	Jun. 30, 2011 E.A. Pedersen Company [Member] Electrical Systems and Services [Member]	Jun. 30, 2011 IE Power, Inc. [Member] Electrical Systems and Services [Member]	Dec. 31, 2010 E. Begerow GmbH & Co. KG [Member] Hydraulics [Member]	May 31, 2011 ACTOM Low Voltage [Member] Electrical Systems and Services [Member]	Dec. 31, 2010 C.I. ESI de Colombia S.A. [Member] Electrical Products [Member]	Dec. 31, 2010 Internormen Technology Group [Member] Hydraulics [Member]	Sep. 30, 2011 Eaton-SAMC (Shanghai) Aircraft Conveyance System Manufacturing Co., Ltd. [Member] Aerospace [Member]	Nov. 30, 2010 Tuthill Coupling Group [Member] Hydraulics [Member]	Sep. 30, 2010 Chloride Phoenixtec Electronics [Member] Electrical Systems and Services [Member]	Jun. 30, 2010 Wright Line Holding Inc [Member] Electrical Systems and Services [Member]	Dec. 31, 2009 EMC Engineers Inc [Member] Electrical Systems and Services [Member]	Sep. 30, 2010 Copper Logic Inc Member Electrical Systems and Services [Member]
Business Acquisition [Line Items]
Business acquistion cost		$ 13,796,000,000		$ 325,000,000	$ 222,000,000
Description of annual sales from acquired entity from previous periods
Revenue reported for last annual period of acquired entity							5,409,000,000	85,000,000	189,000,000	335,000,000	24,000,000	37,000,000	5,000,000	84,000,000	65,000,000	8,000,000	55,000,000	0	35,000,000	25,000,000	101,000,000	24,000,000	35,000,000
Purchase price of Cooper			13,192,000,000
Cooper shareholders receipt of cash per ordinary share of Cooper Industries plc			39.15
Cooper shareholder % receipt of a New Eaton share for an ordinary share of Copper Industries plc		77.479%
Former Eaton shareholders ownership of New Eaton		73.00%
Former Copper Industries shareholders ownership of New Eaton		27.00%
Cooper and Danaher joint ownership in Apex						50.00%
Cooper and Danaher representation on Apex Board of Directors						50.00%
Sale of Apex to Bain Capital by Cooper and Danaher	$ 1,600,000,000